FINANCIAL RISK MANAGEMENT - Capital Structure (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Corporate borrowings	$ 4,911	$ 3,666
Non-recourse borrowings	40,904	26,567
Subsidiary and corporate borrowings	45,815	30,233
Preferred shares	20	20
Cash and cash equivalents	(2,488)	(2,117)
Consolidated net debt	43,347	28,136
Total partnership capital	34,016	25,554	$ 26,391	$ 21,673
Total capital and consolidated net debt	$ 77,363	$ 53,690
Consolidated net debt to capitalization ratio	56.00%	52.00%